Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	33.30%	33.30%	33.30%
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	23.50%	1.90%	0.40%
Effect of net operating loss carry-forwards and valuation allowances	(81.30%)	(51.50%)	(37.60%)
Non taxable debt fair value variation	113.20%	(4.30%)	(1.10%)
Non deductible entertainment expenses	42.30%	2.60%	1.90%
Other	(160.20%)	15.20%	1.50%
Effective tax rate	(29.20%)	(2.80%)	(1.60%)